497(e)
                                      Registration Nos. 333-168727 and 811-22452



CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               November 21, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:                   First Trust Series Fund
                      (File Nos. 333-168727 and 811-22452)
                ------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497(e) on November 17, 2016. The Registration Statement relates to First Trust Short Duration High Income Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484. Very truly yours,

                                               CHAPMAN AND CUTLER LLP


                                               By: /s/ Morrison C. Warren
                                                   ----------------------------
                                                       Morrison C. Warren


Enclosures